Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program based on the philosophy that our executive management team should be aligned with our shareholders, and that our executives should be incentivized and rewarded for performance that advances business goals and the creation of sustainable value in all business cycles, leading to shareholder value creation. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (loss) (in thousands)	Adjusted EBITDA (Company- Selected Measure) (in thousands)(5)
					Company Total Shareholder Return	Peer Group Total Shareholder Return
2025	$5,067,269	$(2,023,339)	$1,961,201	$(441,234)	$149.3	$181.7	$30,827	$271,957
2024	$5,675,840	$4,579,029	$2,096,039	$1,797,160	$221.9	$175.6	$55,637	$303,147
2023	$7,023,160	$15,027,002	$2,579,777	$5,560,385	$244.8	$198.7	$(10,838)	$273,403
2022	$6,356,663	$16,491,636	$2,214,710	$5,694,654	$175.7	$195.0	$(87,784)	$121,022
2021	$2,876,989	$829,802	$1,871,043	$1,248,042	$74.3	$120.7	$(61,684)	$96,276

(1)
The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2025	$800,000	$420,000	$8,750	$5,067,269	$3,838,519	$(3,252,089)	$(2,023,339)
2024	$800,000	$914,400	$8,625	$5,675,840	$3,952,815	$2,856,004	$4,579,029
2023	$800,000	$2,157,600	$8,250	$7,023,160	$4,057,310	$12,061,152	$15,027,002
2022	$700,000	$1,400,000	$7,625	$6,356,663	$4,249,038	$14,384,011	$16,491,636
2021	$700,000	$929,670	$0	$2,876,989	$1,247,319	$(799,868)	$829,802

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2025	$446,667	$156,333	$5,833	$1,961,201	$1,352,368	$(1,050,067)	$(441,234)
2024	$433,333	$330,200	$5,750	$2,096,039	$1,326,756	$1,027,877	$1,797,160
2023	$433,333	$779,133	$5,500	$2,579,777	$1,361,810	$4,342,418	$5,560,385
2022	$433,333	$576,333	$5,083	$2,214,710	$1,199,960	$4,679,904	$5,694,654
2021	$433,333	$417,173	$0	$1,871,043	$1,020,536	$397,535	$1,248,042

(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 is further detailed in the supplemental tables below.

PEO Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$872,961	$(4,310,071)	$19,154	$(3,417,956)
RSUs	$1,210,944	$(794,112)	$(250,965)	$165,867
RSAs	—	—	—	—
Total	$2,083,905	$(5,104,183)	$(231,811)	$(3,252,089)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$307,557	$(1,446,668)	$5,409	$(1,133,702)
RSUs	$426,634	$(266,545)	$(76,454)	$83,635
RSAs	—	—	—	—
Total	$734,191	$(1,713,213)	$(71,045)	$(1,050,067)

PEO Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,968,966	$(289,893)	—	$1,679,072
RSUs	$1,631,904	$(340,714)	(114,259)	$1,176,932
RSAs	—	$—	—	$—
Total	$3,600,870	$(630,607)	(114,259)	$2,856,004

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$660,880	$(42,781)	—	$618,099
RSUs	$547,746	$(104,531)	(33,436)	$409,778
RSAs	—	$—	—	$—
Total	$1,208,626	$(147,313)	(33,436)	$1,027,877

PEO Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$3,435,360	$4,947,659	—	$8,383,019
RSUs	$2,507,312	$1,241,974	(71,153)	$3,678,133
RSAs	—	—	—	—
Total	$5,942,672	$6,189,633	(71,153)	$12,061,152

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,153,073	$1,929,204	—	$3,082,277
RSUs	$841,576	$418,565	—	$1,260,141
RSAs	—	—	—	—
Total	$1,994,649	$2,347,769	—	$4,342,418

PEO Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$7,823,076	$1,665,913	—	$9,488,989
RSUs	$4,257,692	$371,906	—	$4,629,598
RSAs	—	$265,424	—	$265,424
Total	$12,080,768	$2,303,243	—	$14,384,011

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$2,209,295	$890,189	—	$3,099,484
RSUs	$1,202,404	$304,287	—	$1,506,691
RSAs	—	$73,729	—	$73,729
Total	$3,411,698	$1,268,205	—	$4,679,904

PEO Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$652,796	$(1,620,184)	—	$(967,389)
RSUs	$408,570	—	—	$408,570
RSAs	—	$(241,050)	—	$(241,050)
Total	$1,061,366	$(1,861,234)	—	$(799,868)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$534,108	$(409,631)	—	$124,477
RSUs	$334,286	—	—	$334,286
RSAs	—	$(61,228)	—	$(61,228)
Total	$868,394	$(470,859)	—	$397,535

(2)
The non-principal executive officer (“PEO”) named executive officers (“NEOs”) reflected in the Non-PEO named executive officer columns represent the following individuals for each of the years shown: Mr. Sparks, Executive Vice President and Chief Operating Officer; Mr. Staffeldt, Executive Vice President and Chief Financial Officer; and Mr. Neikirk, Executive Vice President, General Counsel and Corporate Secretary.

(3)	We do not have pensions; therefore an adjustment to the SCT totals related to pension values for any of the years reflected is not needed.
(4)
The Peer Group TSR in this table utilizes the Philadelphia Oil Service Sector index (the “OSX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. The comparison assumes $100 was invested at the beginning of each listed year through the end of the listed year in the Company and the OSX, respectively. These results are not necessarily indicative of future performance.

(5)	Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 37-38 of our 2025 Annual Report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The non-principal executive officer (“PEO”) named executive officers (“NEOs”) reflected in the Non-PEO named executive officer columns represent the following individuals for each of the years shown: Mr. Sparks, Executive Vice President and Chief Operating Officer; Mr. Staffeldt, Executive Vice President and Chief Financial Officer; and Mr. Neikirk, Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR in this table utilizes the Philadelphia Oil Service Sector index (the “OSX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. The comparison assumes $100 was invested at the beginning of each listed year through the end of the listed year in the Company and the OSX, respectively. These results are not necessarily indicative of future performance.

PEO Total Compensation Amount	$ 5,067,269	$ 5,675,840	$ 7,023,160	$ 6,356,663	$ 2,876,989
PEO Actually Paid Compensation Amount	$ (2,023,339)	4,579,029	15,027,002	16,491,636	829,802
Adjustment To PEO Compensation, Footnote
(1)
The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2025	$800,000	$420,000	$8,750	$5,067,269	$3,838,519	$(3,252,089)	$(2,023,339)
2024	$800,000	$914,400	$8,625	$5,675,840	$3,952,815	$2,856,004	$4,579,029
2023	$800,000	$2,157,600	$8,250	$7,023,160	$4,057,310	$12,061,152	$15,027,002
2022	$700,000	$1,400,000	$7,625	$6,356,663	$4,249,038	$14,384,011	$16,491,636
2021	$700,000	$929,670	$0	$2,876,989	$1,247,319	$(799,868)	$829,802

(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 is further detailed in the supplemental tables below.

PEO Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$872,961	$(4,310,071)	$19,154	$(3,417,956)
RSUs	$1,210,944	$(794,112)	$(250,965)	$165,867
RSAs	—	—	—	—
Total	$2,083,905	$(5,104,183)	$(231,811)	$(3,252,089)

PEO Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,968,966	$(289,893)	—	$1,679,072
RSUs	$1,631,904	$(340,714)	(114,259)	$1,176,932
RSAs	—	$—	—	$—
Total	$3,600,870	$(630,607)	(114,259)	$2,856,004

PEO Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$3,435,360	$4,947,659	—	$8,383,019
RSUs	$2,507,312	$1,241,974	(71,153)	$3,678,133
RSAs	—	—	—	—
Total	$5,942,672	$6,189,633	(71,153)	$12,061,152

PEO Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$7,823,076	$1,665,913	—	$9,488,989
RSUs	$4,257,692	$371,906	—	$4,629,598
RSAs	—	$265,424	—	$265,424
Total	$12,080,768	$2,303,243	—	$14,384,011

PEO Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$652,796	$(1,620,184)	—	$(967,389)
RSUs	$408,570	—	—	$408,570
RSAs	—	$(241,050)	—	$(241,050)
Total	$1,061,366	$(1,861,234)	—	$(799,868)

Non-PEO NEO Average Total Compensation Amount	$ 1,961,201	2,096,039	2,579,777	2,214,710	1,871,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ (441,234)	1,797,160	5,560,385	5,694,654	1,248,042
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2025	$446,667	$156,333	$5,833	$1,961,201	$1,352,368	$(1,050,067)	$(441,234)
2024	$433,333	$330,200	$5,750	$2,096,039	$1,326,756	$1,027,877	$1,797,160
2023	$433,333	$779,133	$5,500	$2,579,777	$1,361,810	$4,342,418	$5,560,385
2022	$433,333	$576,333	$5,083	$2,214,710	$1,199,960	$4,679,904	$5,694,654
2021	$433,333	$417,173	$0	$1,871,043	$1,020,536	$397,535	$1,248,042

(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 is further detailed in the supplemental tables below.

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$307,557	$(1,446,668)	$5,409	$(1,133,702)
RSUs	$426,634	$(266,545)	$(76,454)	$83,635
RSAs	—	—	—	—
Total	$734,191	$(1,713,213)	$(71,045)	$(1,050,067)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$660,880	$(42,781)	—	$618,099
RSUs	$547,746	$(104,531)	(33,436)	$409,778
RSAs	—	$—	—	$—
Total	$1,208,626	$(147,313)	(33,436)	$1,027,877

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,153,073	$1,929,204	—	$3,082,277
RSUs	$841,576	$418,565	—	$1,260,141
RSAs	—	—	—	—
Total	$1,994,649	$2,347,769	—	$4,342,418

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$2,209,295	$890,189	—	$3,099,484
RSUs	$1,202,404	$304,287	—	$1,506,691
RSAs	—	$73,729	—	$73,729
Total	$3,411,698	$1,268,205	—	$4,679,904

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$534,108	$(409,631)	—	$124,477
RSUs	$334,286	—	—	$334,286
RSAs	—	$(61,228)	—	$(61,228)
Total	$868,394	$(470,859)	—	$397,535

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company and Peer Group’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income (loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.
(1) “Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 37-38 of our 2025 Annual Report.”

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company and Peer Group’s cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Performance Measures
The three items listed in the following table represent the most important metrics we used to determine CAP to our CEO and other NEOs for the fiscal year ended December 31, 2025 as further described in our Compensation Discussion & Analysis (“CD&A”) within the sections titled “2025 Executive Compensation Program” and “Long-Term Incentive Program”. The role of each of these performance measures is discussed in the CD&A. The measures in this table are not ranked.

Most Important Performance Measures
•	Adjusted EBITDA
•	Total Shareholder Return
•	Free Cash Flow

Total Shareholder Return Amount	$ 149.3	221.9	244.8	175.7	74.3
Peer Group Total Shareholder Return Amount	181.7	175.6	198.7	195	120.7
Net Income (Loss)	$ 30,827,000	$ 55,637,000	$ (10,838,000)	$ (87,784,000)	$ (61,684,000)
Company Selected Measure Amount	271,957,000	303,147,000	273,403,000	121,022,000	96,276,000
Equity Awards Adjustments, Footnote
PEO Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$872,961	$(4,310,071)	$19,154	$(3,417,956)
RSUs	$1,210,944	$(794,112)	$(250,965)	$165,867
RSAs	—	—	—	—
Total	$2,083,905	$(5,104,183)	$(231,811)	$(3,252,089)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2025:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2025 (b)	Change in Value of Prior Years’ Awards That Vested in FY2025 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$307,557	$(1,446,668)	$5,409	$(1,133,702)
RSUs	$426,634	$(266,545)	$(76,454)	$83,635
RSAs	—	—	—	—
Total	$734,191	$(1,713,213)	$(71,045)	$(1,050,067)

PEO Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,968,966	$(289,893)	—	$1,679,072
RSUs	$1,631,904	$(340,714)	(114,259)	$1,176,932
RSAs	—	$—	—	$—
Total	$3,600,870	$(630,607)	(114,259)	$2,856,004

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2024 (b)	Change in Value of Prior Years’ Awards That Vested in FY2024 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$660,880	$(42,781)	—	$618,099
RSUs	$547,746	$(104,531)	(33,436)	$409,778
RSAs	—	$—	—	$—
Total	$1,208,626	$(147,313)	(33,436)	$1,027,877

PEO Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$3,435,360	$4,947,659	—	$8,383,019
RSUs	$2,507,312	$1,241,974	(71,153)	$3,678,133
RSAs	—	—	—	—
Total	$5,942,672	$6,189,633	(71,153)	$12,061,152

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2023:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2023 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2023 (b)	Change in Value of Prior Years’ Awards That Vested in FY2023 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,153,073	$1,929,204	—	$3,082,277
RSUs	$841,576	$418,565	—	$1,260,141
RSAs	—	—	—	—
Total	$1,994,649	$2,347,769	—	$4,342,418

PEO Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$7,823,076	$1,665,913	—	$9,488,989
RSUs	$4,257,692	$371,906	—	$4,629,598
RSAs	—	$265,424	—	$265,424
Total	$12,080,768	$2,303,243	—	$14,384,011

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$2,209,295	$890,189	—	$3,099,484
RSUs	$1,202,404	$304,287	—	$1,506,691
RSAs	—	$73,729	—	$73,729
Total	$3,411,698	$1,268,205	—	$4,679,904

PEO Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$652,796	$(1,620,184)	—	$(967,389)
RSUs	$408,570	—	—	$408,570
RSAs	—	$(241,050)	—	$(241,050)
Total	$1,061,366	$(1,861,234)	—	$(799,868)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$534,108	$(409,631)	—	$124,477
RSUs	$334,286	—	—	$334,286
RSAs	—	$(61,228)	—	$(61,228)
Total	$868,394	$(470,859)	—	$397,535

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 37-38 of our 2025 Annual Report.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure
Salary	$ 800,000	$ 800,000	$ 800,000	$ 700,000	$ 700,000
Bonus and Non Equity Incentive Compensation	420,000	914,400	2,157,600	1,400,000	929,670
All Other Compensation	8,750	8,625	8,250	7,625	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,838,519)	(3,952,815)	(4,057,310)	(4,249,038)	(1,247,319)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,252,089)	2,856,004	12,061,152	14,384,011	(799,868)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,083,905	3,600,870	5,942,672	12,080,768	1,061,366
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,104,183)	(630,607)	6,189,633	2,303,243	(1,861,234)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,811)	(114,259)	(71,153)	0	0
PEO [Member] | Fair Value of Current Year Equity Awards, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,961	1,968,966	3,435,360	7,823,076	652,796
PEO [Member] | Change in Value of Prior Years Awards Unvested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,310,071)	(289,893)	4,947,659	1,665,913	(1,620,184)
PEO [Member] | Change in Value of Prior Years Awards that Vested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,154	0	0	0	0
PEO [Member] | Equity Value Included in CAP, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,417,956)	1,679,072	8,383,019	9,488,989	(967,389)
PEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,210,944	1,631,904	2,507,312	4,257,692	408,570
PEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(794,112)	(340,714)	1,241,974	371,906	0
PEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,965)	(114,259)	(71,153)	0	0
PEO [Member] | Equity Value Included in CAP, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,867	1,176,932	3,678,133	4,629,598	408,570
PEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	265,424	(241,050)
PEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Equity Value Included in CAP, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	265,424	(241,050)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	446,667	433,333	433,333	433,333	433,333
Bonus and Non Equity Incentive Compensation	156,333	330,200	779,133	576,333	417,173
All Other Compensation	5,833	5,750	5,500	5,083	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,352,368)	(1,326,756)	(1,361,810)	(1,199,960)	(1,020,536)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,067)	1,027,877	4,342,418	4,679,904	397,535
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	734,191	1,208,626	1,994,649	3,411,698	868,394
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,713,213)	(147,313)	2,347,769	1,268,205	(470,859)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,045)	(33,436)	0	0	0
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,557	660,880	1,153,073	2,209,295	534,108
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,446,668)	(42,781)	1,929,204	890,189	(409,631)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,409	0	0	0	0
Non-PEO NEO [Member] | Equity Value Included in CAP, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,702)	618,099	3,082,277	3,099,484	124,477
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,634	547,746	841,576	1,202,404	334,286
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(266,545)	(104,531)	418,565	304,287	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,454)	(33,436)	0	0	0
Non-PEO NEO [Member] | Equity Value Included in CAP, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,635	409,778	1,260,141	1,506,691	334,286
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	73,729	(61,228)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Equity Value Included in CAP, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 73,729	$ (61,228)